Blue Horizon BNE ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.5%
	AUSTRALIA - 3.0%
	Basic Materials - 3.0%
10,282	Allkem, Ltd. (a)	$80,931
8,461	Iluka Resources, Ltd.	56,561
33,105	Pilbara Minerals, Ltd. (a)	63,989
8,461	Sierra Rutile Holdings, Ltd. (a)	1,889
		203,370
		203,370
	BRAZIL - 1.8%
	Basic Materials - 0.8%
4,187	Vale SA - ADR	56,357
	Industrial - 1.0%
11,738	WEG SA	63,454
		119,811
	CANADA - 7.1%
	Basic Materials - 3.1%
3,300	Cameco Corporation	84,937
7,713	Largo, Inc. (a)	58,689
2,440	Lithium Americas Corporation (a)	62,000
		205,626
	Energy - 2.1%
6,978	Ballard Power Systems, Inc. (a)	56,033
2,397	Canadian Solar, Inc. (a)	88,426
		144,459
	Industrial - 1.9%
9,291	Li-Cycle Holdings Corporation (a)	66,803
5,437	Neo Performance Materials, Inc.	61,738
		128,541
		478,626
	CHILE - 1.6%
	Basic Materials - 1.6%
1,104	Sociedad Quimica y Minera de Chile SA - ADR	108,600
		108,600
	CHINA - 10.6%
	Basic Materials - 1.6%
117,000	CMOC Group, Ltd. - H-Shares	57,383
5,880	Ganfeng Lithium Company, Ltd. - H-Shares	53,145
		110,528
	Consumer, Cyclical - 5.3%
2,500	BYD Company, Ltd. - H-Shares	90,957
2,346	Li Auto, Inc. - ADR (a)	77,043
2,812	NIO, Inc. - ADR (a)	55,481
1,766	XPeng, Inc. - ADR (a)	43,143
44,000	Yadea Group Holdings, Ltd.	94,727
		361,351
	Energy - 2.6%
1,638	JinkoSolar Holding Company, Ltd. - ADR (a)	108,632
38,000	Xinyi Solar Holdings, Ltd.	64,577
		173,209
	Industrial - 1.1%
40,000	Xinjiang Goldwind Science & Technology Company, Ltd. - H-Shares	71,338
		716,426
	DENMARK - 1.0%
	Energy - 1.0%
2,662	Vestas Wind System AS	69,100
		69,100
	FINLAND - 2.0%
	Energy - 1.2%
1,656	Neste Oyj	84,562
	Industrial - 0.8%
5,947	Wartsila OYJ Abp	51,834
		136,396
	FRANCE - 3.1%
	Basic Materials - 0.9%
448	Air Liquide SA	61,266
	Energy - 1.4%
2,101	Neoen SA	91,840
	Industrial - 0.8%
418	Schneider Electric SE	57,343
		210,449
	GERMANY - 1.4%
	Consumer, Cyclical - 0.7%
245	Volkswagen AG	48,014
	Industrial - 0.7%
439	Siemens AG	48,586
		96,600
	HONG KONG - 1.3%
	Energy - 1.3%
209,000	GCL Technology Holdings, Ltd. (a)	91,322
		91,322
	IRELAND - 1.7%
	Consumer, Cyclical - 0.7%
486	Aptiv plc (a)	50,977
	Industrial - 1.0%
460	Trane Technologies plc	67,615
		118,592
	ISRAEL - 1.4%
	Energy - 1.4%
264	SolarEdge Technologies, Inc. (a)	95,074
		95,074
	ITALY - 0.7%
	Utilities - 0.7%
9,438	Enel SpA	47,241
		47,241
	JAPAN - 3.4%
	Consumer, Cyclical - 2.5%
1,000	Denso Corporation	54,126
6,600	Panasonic Holdings Corporation	54,025
3,700	Toyota Motor Corporation	59,162
		167,313
	Industrial - 0.9%
900	Nidec Corporation	61,939
		229,252
	MALAYISA - 1.0%
	Basic Materials - 1.0%
10,670	Lynas Rare Earths, Ltd. (a)	64,850
		64,850
	NETHERLANDS - 2.2%
	Basic Materials - 0.8%
3,631	Stellantis NV	51,544
	Industrial - 1.4%
815	Alfen Beheer BV (a)	94,362
		145,906
	NEW ZEALAND - 0.9%
	Utilities - 0.9%
20,535	Meridian Energy, Ltd.	63,996
		63,996
	NORWAY - 2.9%
	Consumer, Cyclical - 0.8%
12,607	Zaptec AS (a)	57,979
	Energy - 2.1%
47,184	NEL ASA (a)	80,677
4,971	Scatec ASA	58,927
		139,604
		197,583
	REPUBLIC OF KOREA - 10.3%
	Basic Materials - 2.3%
706	SK IE Technology Company, Ltd. (a)	44,454
1,399	Solus Advanced Materials Company, Ltd.	44,961
359	Soulbrain Company, Ltd.	64,416
		153,831
	Communications - 1.0%
150	Samsung SDI Company, Ltd.	65,699
	Consumer, Cyclical - 0.9%
184	LG Energy Solution, Ltd. (a)	59,771
	Energy - 0.8%
394	SK Innovation Company, Ltd. (a)	56,866
	Industrial - 5.3%
952	Ecopro BM Company, Ltd.	87,499
891	Iljin Materials Company, Ltd.	50,411
451	L&F Company, Ltd. (a)	79,396
2,070	People & Technology, Inc.	73,058
725	POSCO Chemical Company, Ltd.	73,387
		363,751
		699,918
	RUSSIAN FEDERATION - 0.0% (b)
	Basic Materials - 0.0% (b)
2,645	MMC Norilsk Nickel PJSC - ADR (c)(d)	26
		26
	SPAIN - 1.0%
	Energy - 1.0%
3,599	Siemens Gamesa Renewable Energy SA (a)	65,798
		65,798
	SWITZERLAND - 2.9%
	Basic Materials - 1.0%
12,131	Glencore plc	68,179
	Energy - 1.0%
1,055	Landis+Gyr Group AG	69,288
	Industrial - 0.9%
1,999	ABB, Ltd.	60,386
		197,853
	TAIWAN - 1.7%
	Industrial - 1.7%
1,322	Advanced Energy Solution Holding Company, Ltd.	46,803
18,273	Hon Hai Precision Industry Company, Ltd.	66,523
		113,326
		113,326
	UNITED KINGDOM - 1.0%
	Basic Materials - 1.0%
233	Linde plc	70,366
		70,366
	UNITED STATES - 35.5% (e)
	Basic Materials - 5.7%
289	Air Products and Chemicals, Inc.	71,738
353	Albemarle Corporation	86,242
909	Alcoa Corporation	46,259
1,608	Freeport-McMoRan, Inc.	50,732
3,138	Livent Corporation (a)	78,106
1,671	MP Materials Corporation (a)	56,095
		389,172
	Communications - 0.7%
1,947	Uber Technologies, Inc. (a)	45,657
	Consumer, Cyclical - 5.0%
6,632	EVgo, Inc. (a)	59,489
3,962	Ford Motor Company	58,202
1,424	General Motors Company (a)	51,634
7,961	Proterra, Inc. (a)	42,910
8,775	Solid Power, Inc. (a)	55,634
80	Tesla, Inc. (a)	71,315
		339,184
	Energy - 10.5%
469	Enphase Energy, Inc. (a)	133,281
994	First Solar, Inc. (a)	98,576
13,212	FuelCell Energy, Inc. (a)	47,431
956	NextEra Energy Partners LP	79,099
3,003	Plug Power, Inc. (a)	64,084
4,059	Sunnova Energy International, Inc. (a)	105,616
4,256	SunPower Corporation (a)	86,695
3,005	Sunrun, Inc. (a)	98,233
		713,015
	Financial - 0.9%
1,746	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,013
	Industrial - 6.2%
1,160	AeroVironment, Inc. (a)	100,502
3,675	Bloom Energy Corporation - Class A (a)	74,345
4,809	ChargePoint Holdings, Inc. (a)	72,664
1,262	Itron, Inc. (a)	73,701
428	Stanley Black & Decker, Inc.	41,657
499	Universal Display Corporation	57,615
		420,484
	Technology - 1.8%
2,471	Allegro MicroSystems, Inc. (a)	61,354
695	Wolfspeed, Inc. (a)	57,894
		119,248
	Utilities - 4.7%
1,274	Ameresco, Inc. - Class A (a)	72,898
923	NextEra Energy, Inc.	77,984
1,047	Ormat Technologies, Inc.	90,608
1,052	Xcel Energy, Inc.	76,985
		318,475
		2,408,248
	TOTAL COMMON STOCKS (Cost $7,803,322)	6,748,729

	SHORT-TERM INVESTMENTS - 0.5%
31,393	First American Government Obligations Fund - Class X, 1.70% (f)	31,393
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,393)	31,393
	Total Investments (Cost $7,834,715) - 100.0%	6,780,122
	Liabilities in Excess of Other Assets - (0.0)% (b)	(692)
	NET ASSETS - 100.0%	$6,779,430

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $26 or 0.00% of net assets.
(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	Rate shown is the annualized seven-day yield as of July 31, 2022.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,748,703	$-	$26	$6,748,729
Short-Term Investments	31,393	-	-	31,393
Total Investments in Securities	$6,780,096	$-	$26	$6,780,122
^See Schedule of Investments for breakout of investments by country and sector classifications.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2022
Common Stocks	$-	$-	$-	$-	$-	$26	$-	$26

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 7/31/2022	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$26	Market comparable companies	Discount for lack of marketability	0.01 USD
*MMC Norilsk Nickel PJSC - ADR has been valued between $0.01 and $32.31 per share during the current fiscal period.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.